Income Taxes (Details) - Schedule of reconciliation of the statutory federal income tax rate (benefit) to the company’s effective tax rate (benefit)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule of reconciliation of the statutory federal income tax rate (benefit) to the company’s effective tax rate (benefit) [Abstract]
Statutory Federal income tax rate		21.00%
Change in fair value of warrant liability		(12.20%)
Change in fair value of FPS liability		(5.20%)
Change in valuation allowance		(3.60%)
Income Taxes Benefit	0.00%	0.00%